Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term borrowings maturity period (less than 30 days)	30 days	30 days	30 days
Short-term borrowings	$ 97,528	$ 63,518	$ 53,883
Short-term Borrowings, Rate	0.17%	0.08%	0.12%
Short-term Debt average daily balance, Amount	$ 87,465	$ 60,111	$ 54,716
Short-term Debt average daily balance, Rate	0.07%	0.10%	0.13%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 82,948	$ 51,052	$ 36,263
Short-term Borrowings, Rate	0.21%	0.07%	0.05%
Short-term Debt average daily balance, Amount	$ 75,021	$ 44,680	$ 36,227
Short-term Debt average daily balance, Rate	0.09%	0.08%	0.08%
Maximum month-end balance, Amount	$ 89,800	$ 51,052	$ 39,451
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 334	$ 2,456	$ 5,162
Short-term Borrowings, Rate	0.81%	0.34%	0.18%
Short-term Debt average daily balance, Amount	$ 1,583	$ 4,751	$ 4,702
Short-term Debt average daily balance, Rate	0.36%	0.17%	0.25%
Maximum month-end balance, Amount	$ 3,552	$ 6,070	$ 5,700
Other Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 14,246	$ 10,010	$ 12,458
Short-term Borrowings, Rate	(0.10%)	0.07%	0.31%
Short-term Debt average daily balance, Amount	$ 10,861	$ 10,680	$ 13,787
Short-term Debt average daily balance, Rate	(0.08%)	0.18%	0.22%
Maximum month-end balance, Amount	$ 14,246	$ 12,209	$ 16,564